Offerings	Dec. 31, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.00
Offering Note	(1) a. The securities registered hereunder include such indeterminate number of common stock, preferred stock, debt securities, warrants, subscription rights, share purchase contracts, and units or any combination thereof as may be sold from time to time by the Registrant. There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities which may be offered pursuant to this registration statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), such additional number of common shares of the Registrant that may become issuable as a result of any stock split, stock dividends or similar event. b. This represents the initial offering price of all securities sold up to an aggregate public offering price not to exceed $20,000,000 or the equivalent thereof in foreign currencies, foreign currency units or composite currencies to the Registrant. c. Pursuant to Rule 457(o) under the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price and the number of securities being registered has been omitted. d. The registration fee has been calculated in accordance with Rule 457 under the Securities Act based on the current statutory fee of $138.10 per million. (2) See Notes a, b, c and d. (3) See Notes a, b, c and d. (4) See Notes a, b, c and d. (5) See Notes a, b, c and d. (6) See Notes a, b, c and d. (7) Consisting of any combination of common stock, preferred stock, warrants, debt securities, subscription rights and share purchase contracts. See also Notes a, b, c and d.